Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
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Property, Plant and Equipment
15	PROPERTY, PLANT AND EQUIPMENT

Year Ended December 31, 2017	Buildings	Oil and Gas Properties	Equipment and Machinery	Motor Vehicles	Other	Construction in Progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Cost
At beginning of the year	214,710	1,909,213	990,832	29,227	22,268	229,371	3,395,621
Additions	1,042	9,193	3,995	824	528	204,159	219,741
Transfers	13,913	124,257	75,284	—	10,506	(223,960)	—
Disposals or write offs	(3,280)	(21,746)	(11,061)	(1,032)	(441)	(9,455)	(47,015)
Currency translation differences	(278)	(9,588)	(1,039)	(29)	(230)	(242)	(11,406)

At end of the year	226,107	2,011,329	1,058,011	28,990	32,631	199,873	3,556,941

Accumulated depreciation and impairment
At beginning of the year	(85,323)	(1,063,500)	(469,475)	(19,467)	(11,971)	(6,340)	(1,656,076)
Charge for the year and others	(9,968)	(150,178)	(49,509)	(1,754)	(1,857)	—	(213,266)
Impairment charge	(659)	(3,961)	(10,300)	(3)	(2,715)	(309)	(17,947)
Disposals or write offs or transfers	2,075	11,426	9,663	921	(1,699)	3,664	26,050
Currency translation differences	110	6,472	532	7	12	(22)	7,111

At end of the year	(93,765)	(1,199,741)	(519,089)	(20,296)	(18,230)	(3,007)	(1,854,128)

Net book value
At end of the year	132,342	811,588	538,922	8,694	14,401	196,866	1,702,813

Year Ended December 31, 2016	Buildings	Oil and Gas Properties	Equipment and Machinery	Motor Vehicles	Other	Construction in Progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Cost
At beginning of the year	205,204	1,799,887	953,331	29,586	21,018	236,804	3,245,830
Additions	979	7,995	3,202	624	416	161,336	174,552
Transfers	10,644	109,171	40,216	—	965	(160,996)	—
Disposals or write offs	(2,573)	(23,047)	(6,781)	(1,027)	(267)	(9,689)	(43,384)
Currency translation differences	456	15,207	864	44	136	1,916	18,623

At end of the year	214,710	1,909,213	990,832	29,227	22,268	229,371	3,395,621

Accumulated depreciation and impairment
At beginning of the year	(76,904)	(929,554)	(421,315)	(18,619)	(10,740)	(3,793)	(1,460,925)
Charge for the year and others	(9,677)	(141,530)	(47,750)	(1,753)	(1,297)	—	(202,007)
Impairment charge	(63)	(711)	(5,494)	(1)	(15)	(2,218)	(8,502)
Disposals or write offs or transfers	1,469	15,536	5,501	930	219	6	23,661
Currency translation differences	(148)	(7,241)	(417)	(24)	(138)	(335)	(8,303)

At end of the year	(85,323)	(1,063,500)	(469,475)	(19,467)	(11,971)	(6,340)	(1,656,076)

Net book value
At end of the year	129,387	845,713	521,357	9,760	10,297	223,031	1,739,545

The impairment charge of the Group for the year ended December 31, 2017 amounted to RMB 17,947 (2016: RMB 8,502 primarily related to certain petrochemical and liquefied natural gas production facilities, 2015: RMB 25,022 primarily related to oil and gas properties) primarily related to certain oil and gas properties and petrochemical production facilities. The impairment of these properties is mainly due to the higher production costs and operating costs and the crude oil price fluctuating at a low level. The carrying amount of these assets has been reduced to the recoverable amount.

When determining whether there are indications of impairment for oil and gas properties, the Group considers factors, mainly including the decline of production and reserve volumes at the late development stage of certain oil blocks and the significant drop in economic benefits of certain oil blocks resulted from the higher production cost. The Group’s subsidiaries or branches under the exploration and production segment will determine whether there are any indications of impairment for their own oil blocks according to the Group’s guidance of indications of impairment for oil and gas properties, and perform the impairment tests on those oil blocks with indications of impairment, and report the results to the Group’s internal professional team (including operation and finance team) for further overall assessment and evaluation. The final results of the impairment tests will be submitted to the Group’s management for review and approval. The Group recorded impairment losses in 2017 related to oil and gas properties and construction in progress under the exploration and production segment due to the significant drop in economic benefits of certain oil blocks resulted from the higher production cost, and recorded impairment loss in 2016 and 2015 related to oil and gas properties and construction in progress under the exploration and production segment due to the fact that the international prices of crude oil significantly dropped as a result of the global economic downturn. In addition, the oil reserves of certain oil blocks decreased and the production costs of some super heavy oil blocks and ultra-low permeability oil blocks were high. The above factors jointly led to lower economic benefits of those oil blocks and the impairment losses for the oil and gas properties. The carrying amount of those impaired oil and gas properties was written down to their respective recoverable amounts, which were determined based on the present values of the expected future cash flows of the assets. The Group referred to the weighted average cost of capital of the oil and gas industry when determining discount rate, and made relevant adjustments according to specific risks in different countries or regions. In 2017, the after-tax discount rates adopted by most oil blocks of the Group ranged from 7.6% to 11.0% (2016: 7.1% to 10.3%, 2015: 7.0% to 10.0%).

The Group performs an impairment review to identify whether there is any indication that an asset may be impaired. When such an indication exists on those oil and gas properties identified, the Group follows the above procedure to estimate the recoverable amount of the assets. If the carrying amount of the oil and gas properties exceeds their recoverable amount, the carrying amount of the oil and gas properties will be written down to its recoverable amount.

The following table indicates the changes to the Group’s exploratory well costs, which are included in construction in progress, for the years ended December 31, 2017, 2016 and 2015.

	2017	2016	2015
	RMB	RMB	RMB
At beginning of the year	21,421	20,177	20,878
Additions to capitalized exploratory well costs pending the determination of proved reserves	25,165	21,847	21,698
Reclassified to wells, facilities, and equipment based on the determination of proved reserves	(14,288)	(10,914)	(12,791)
Capitalized exploratory well costs charged to expense	(9,455)	(9,689)	(9,608)

At end of the year	22,843	21,421	20,177

The following table provides an aging of capitalized exploratory well costs based on the date the drilling was completed.

	December 31, 2017	December 31, 2016
	RMB	RMB
One year or less	15,231	13,202
Over one year	7,612	8,219

Balance at December 31	22,843	21,421

RMB 7,612 at December 31, 2017 (December 31, 2016: RMB 8,219) of capitalized exploratory well costs over one year are principally related to wells that are under further evaluation of drilling results or pending completion of development planning to ascertain economic viability.